Right of use assets and lease liabilities	6 Months Ended
Jun. 30, 2025
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

For the six months ended June 30, 2025, the Company entered into new lease agreements for €34,000 (2024: €74,000). The repayments of lease liabilities amounted to €0.7 million (2024: €0.5 million). The depreciations on the right of use assets amounted to €0.6 million and €454,000 for the six months ended June 30, 2025, and 2024, respectively.